Information about the main subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of subsidiaries [line items]
Current Assets		$ 96,018	$ 65,492
Non-current Assets		239,755	165,750
Current Liabilities		46,756	46,434
Non-current Liabilities		214,476	137,472
Net assets		335,773	231,242
Revenues		33,088	27,004	$ 12,916
Net income / (loss)		21,295	5,220	10,078
Total comprehensive income / (loss)		35,409	9,733	14,211
Cash of Operating activities		14,339	9,059	4,126
Cash of investing activities		(11,573)	(2,068)	8,223
Cash of financial activities		(3,867)	1,537	(3,968)
Net Increase (decrease) in cash and cash equivalents		(1,101)	8,528	8,381
Dividends distribution to non-controlling shareholders		$ 1,259	$ 2,037	$ 106
Elron Electronic Industries Ltd. [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	49.70%	49.68%
Current Assets		$ 1,933	$ 1,669
Non-current Assets		1,610	1,183
Current Liabilities		252	162
Non-current Liabilities		24	10
Net assets		3,267	2,680
Book value of non-controlling interests		2,351	1,975
Revenues
Net income / (loss)		(512)	(427)
Total comprehensive income / (loss)		(80)	(63)
Total comprehensive profit / (loss) attributable to non-controlling interest		(510)	(342)
Cash of Operating activities		(327)	(235)
Cash of investing activities		343	147
Cash of financial activities		(132)	(200)
Net Increase (decrease) in cash and cash equivalents		(116)	(288)
Dividends distribution to non-controlling shareholders		$ (155)	$ 106
Property And Building Corporation Ltd. [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	35.60%	35.56%
Current Assets		$ 23,655	$ 10,956
Non-current Assets		108,704	64,345
Current Liabilities		16,033	10,503
Non-current Liabilities		90,620	49,902
Net assets		25,706	14,896
Book value of non-controlling interests		21,730	11,161
Revenues		6,183	4,877
Net income / (loss)		2,958	886
Total comprehensive income / (loss)		(181)	(353)
Total comprehensive profit / (loss) attributable to non-controlling interest		1,060	1,254
Cash of Operating activities		3,073	2,470
Cash of investing activities		27	(2,208)
Cash of financial activities		(1,191)	283
Net Increase (decrease) in cash and cash equivalents		1,909	545
Dividends distribution to non-controlling shareholders		$ 717	$ (975)
Cellcom Israel Ltd. [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1],[2]	57.90%	57.74%
Current Assets	[2]	$ 21,185	$ 11,209
Non-current Assets	[2]	27,648	18,273
Current Liabilities	[2]	12,601	8,171
Non-current Liabilities	[2]	26,109	15,974
Net assets	[2]	10,123	5,337
Book value of non-controlling interests	[2]	6,391	3,706
Revenues	[2]	19,145	15,739
Net income / (loss)	[2]	(509)	(329)
Total comprehensive income / (loss)	[2]	5
Total comprehensive profit / (loss) attributable to non-controlling interest	[2]	(504)	(224)
Cash of Operating activities	[2]	3,997	2,348
Cash of investing activities	[2]	(2,574)	(1,574)
Cash of financial activities	[2]	382	(1,348)
Net Increase (decrease) in cash and cash equivalents	[2]	1,805	(574)
Dividends distribution to non-controlling shareholders	[2]
IRSA Propiedades Comerciales S.A. [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	13.66%	5.39%
Current Assets		$ 10,670	$ 4,515
Non-current Assets		57,074	37,907
Current Liabilities		2,497	1,801
Non-current Liabilities		27,284	17,605
Net assets		37,963	23,016
Book value of non-controlling interests		4,995	1,194
Revenues		5,949	4,997
Net income / (loss)		15,656	3,378
Total comprehensive income / (loss)		15,656	3,378
Total comprehensive profit / (loss) attributable to non-controlling interest		556	117
Cash of Operating activities		3,624	2,875
Cash of investing activities		(3,861)	(148)
Cash of financial activities		1,800	(958)
Net Increase (decrease) in cash and cash equivalents		1,563	1,769
Dividends distribution to non-controlling shareholders		$ (716)	$ (831)

[1]	Corresponds to the direct interest from the Group.
[2]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, being 46.16%, also taking into account the historic voting performance in the Shareholders' Meetings.